Future Benefit Payments for Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
2015	¥ 811
2016	932
2017	886
2018	892
2019	1,153
Years 2020-2024	5,667
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2015	1,030
2016	1,043
2017	942
2018	1,122
2019	1,121
Years 2020-2024	¥ 5,709